Related Parties - Summary of key management personnel compensation (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Key Management Personnel Compensation [Abstract]
Basic compensation	¥ 402	¥ 345	¥ 341
Bonuses	217	168	113
Stock compensation	375	44	26
Total	¥ 994	¥ 557	¥ 480